FORGIVENESS OF DEBT (Details Narrative)	12 Months Ended
Jan. 31, 2022 CAD ($)
Legal Debt [Member]
IfrsStatementLineItems [Line Items]
Forgiveness of debt	$ 13,667
Chilean Debt [Member]
IfrsStatementLineItems [Line Items]
Forgiveness of debt	$ 191